UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006

                 CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:

             This Amendment (Check only one.): [ ] is a restatement,
                         [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report: Goodwood Inc.

                               NAME: GOODWOOD INC.
                         212 King Street West, Suite 201
                                   Toronto, ON
                                 CANADA M5H 1K5

                            Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Curt Cumming
Title: Chief Financial Officer
Phone  (416) 203-2022

SIGNATURE, PLACE, AND DATE OF SIGNING:


       /s/ Curt Cumming         Toronto, Ontario        November 14, 2006
    -----------------------  ----------------------  ----------------------
          [Signature]            [City, State]               [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:





FORM 13F SUMMARY PAGE

         Report Summary:

         Number of Other Included Managers:             0

         Form 13F Information Table Entry Total:        13

         Form 13F Information Table Value Total:        US $ 205,315 (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         N/A

                                                  FORM 13F INFORMATION TABLE

------------------------ ---------- ----------- ---------- -------------- ------- -------- ----------- -------- -------------
                         Title of               Value      Shares/        SH/     PUT/     Invstmnt    Other    Voting
Name of Issuer           Class      CUSIP       (x $1000)  PRN Amount     PRN     CALL     Discretn    Mgrs     Sole share
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Abercrombie & Fitch Co   Class A    002896907       11,102        160,000   SH                Sole                   160,000
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Cenveo Inc               Common     15670S105       45,845      2,439,846   SH                Sole                 2,439,846
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Dreamworks Animation
SKG Inc                  Common     26153C103        4,187        168,100   SH                Sole                   168,100
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Elizabeth Arden Inc      Common     28660G106        4,567        282,600   SH                Sole                   282,600
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Great Atlantic &
Pacific Tea Inc          Common     390064103       47,680      1,980,900   SH                Sole                 1,980,900
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Laidlaw Intl Inc         Common     50730R102       19,853        727,200   SH                Sole                   727,200
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Neenah Paper Inc         Common     640079109        9,107        266,200   SH                Sole                   266,200
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Nova Chemicals Corp      Common     66977W109       19,289        628,100   SH                Sole                   628,100
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Open Text Corp           Common     683715106       17,359        969,800   SH                Sole                   969,800
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
S1 Corp                  Common     78463B101        5,263      1,141,621   SH                Sole                 1,141,621
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Scholastic Corp          Common     807066105        6,629        212,803   SH                Sole                   212,803
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------
Sun-Times Media
Group Inc                Common     86688Q100        4,507        685,000   SH                Sole                   685,000
------------------------ ---------- ----------- ---------- -------------- ------- -------- ----------- -------- -------------
3COM Corp                Common     885535104        9,927      2,256,200   SH                Sole                 2,256,200
------------------------ ---------- ----------- ---------- -------------- ------ -------- ----------- -------- -------------